T. ROWE PRICE International Stock Portfolio
March 31, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.0%
Common Stocks 2.0%
Globant (USD) (1) 4,600 542
MercadoLibre (USD) (1) 2,177 4,247
Total Argentina (Cost $3,623) 4,789
BRAZIL 1.0%
Common Stocks 1.0%
B3  654,533 1,398
WEG  119,015 945
Total Brazil (Cost $2,436) 2,343
CANADA 9.0%
Common Stocks 9.0%
Canadian National Railway (USD)  45,513 4,436
Constellation Software  1,157 3,664
Constellation Software, Warrants,
3/31/40 (1)(2) 1,253 —
Definity Financial  30,634 1,361
Descartes Systems Group
(USD) (1) 23,824 2,402
Element Fleet Management  171,110 3,402
Shopify, Class A (USD) (1) 24,442 2,334
Suncor Energy (USD)  63,291 2,451
TMX Group  29,943 1,093
Total Canada (Cost $16,196) 21,143
CAYMAN ISLANDS 0.6%
Convertible Preferred
Stocks 0.6%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $273 (USD) (1)
(2)(3) 5,545 1,500
Total Cayman Islands (Cost $273) 1,500
CHINA 7.3%
Common Stocks 4.8%
58.com (USD) (2) 65,164 —
BeiGene, ADR (USD) (1) 9,937 2,705
KE Holdings, ADR (USD)  136,022 2,733
PDD Holdings, ADR (USD) (1) 15,083 1,785
Shenzhou International Group
Holdings (HKD)  137,300 1,032
Tencent Holdings (HKD)  41,800 2,671
Tongcheng Travel Holdings (HKD)  103,200 277
11,203
Common Stocks - China A
Shares 2.5%
Hongfa Technology, A Shares
(CNH)  124,900 637
Kweichow Moutai, A Shares (CNH)  5,670 1,221
NARI Technology, A Shares (CNH)  480,196 1,450
Shares $ Value
(Cost and value in $000s)
Shandong Pharmaceutical Glass, A
Shares (CNH)  196,100 632
Shenzhen Inovance Technology, A
Shares (CNH)  203,700 1,916
5,856
Total China (Cost $10,970) 17,059
DENMARK 1.5%
Common Stocks 1.5%
Genmab (1) 3,388 660
Novo Nordisk, ADR (USD)  40,309 2,799
Total Denmark (Cost $3,838) 3,459
FRANCE 6.7%
Common Stocks 6.7%
Dassault Aviation  7,882 2,599
Hermes International  592 1,558
LVMH Moet Hennessy Louis Vuitton  2,520 1,561
Safran  13,092 3,447
Sartorius Stedim Biotech  12,938 2,563
Schneider Electric  6,759 1,560
Thales  9,023 2,398
Total France (Cost $9,401) 15,686
GERMANY 6.7%
Common Stocks 6.7%
Deutsche Telekom  63,736 2,353
Douglas (1)(4) 20,362 237
Evotec (1)(4) 56,424 373
QIAGEN  30,127 1,197
SAP  17,868 4,788
Schott Pharma  34,551 882
Siemens  12,543 2,897
Siemens Healthineers  55,143 2,975
Total Germany (Cost $12,676) 15,702
HONG KONG 0.6%
Common Stocks 0.6%
AIA Group  178,600 1,352
Total Hong Kong (Cost $458) 1,352
INDIA 6.1%
Common Stocks 6.1%
Axis Bank  203,534 2,611
ICICI Bank  107,620 1,691
InterGlobe Aviation (1) 10,972 654
Kotak Mahindra Bank  91,640 2,320
Larsen & Toubro  49,455 2,011
NTPC  716,000 2,977
NTPC Green Energy (1) 176,359 205
Reliance Industries  75,376 1,121

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
Varun Beverages  107,446 676
Total India (Cost $9,031) 14,266
INDONESIA 1.6%
Common Stocks 1.6%
Bank Central Asia  4,447,900 2,272
Telkom Indonesia Persero  9,444,600 1,372
Total Indonesia (Cost $2,924) 3,644
IRELAND 0.5%
Common Stocks 0.5%
ICON (USD) (1) 6,959 1,218
Total Ireland (Cost $1,640) 1,218
ITALY 2.0%
Common Stocks 2.0%
Banca Mediolanum  95,168 1,539
DiaSorin  17,710 1,759
Ferrari  3,338 1,425
Total Italy (Cost $4,213) 4,723
JAPAN 14.3%
Common Stocks 14.3%
Ajinomoto  49,600 982
Calbee (4) 80,500 1,501
Chugai Pharmaceutical  62,600 2,868
Daiichi Sankyo  47,200 1,124
Disco  7,400 1,511
Hamamatsu Photonics  91,700 894
Hikari Tsushin  3,900 1,006
Keyence  7,100 2,792
Kyushu Railway  60,100 1,467
Nextage  72,100 731
Nippon Sanso Holdings (4) 38,600 1,171
Olympus (4) 158,800 2,079
Rakuten Bank (1) 10,900 474
Recruit Holdings  35,300 1,829
Renesas Electronics  252,600 3,388
Seven & i Holdings  186,700 2,703
Shin-Etsu Chemical  109,300 3,119
Sony Group  148,900 3,768
Total Japan (Cost $30,074) 33,407
MEXICO 0.5%
Common Stocks 0.5%
Grupo Mexico, Series B  238,036 1,189
Total Mexico (Cost $1,274) 1,189
NETHERLANDS 7.3%
Common Stocks 7.3%
Adyen (1) 836 1,281
Shares $ Value
(Cost and value in $000s)
Argenx, ADR (USD) (1) 2,791 1,652
ASM International  1,894 863
ASML Holding  6,412 4,243
CVC Capital Partners (1) 98,148 1,947
Heineken  10,975 895
ING Groep  69,810 1,368
Prosus  103,545 4,811
Total Netherlands (Cost $10,090) 17,060
PHILIPPINES 0.7%
Common Stocks 0.7%
SM Investments  118,725 1,638
Total Philippines (Cost $1,858) 1,638
PORTUGAL 1.9%
Common Stocks 1.9%
Galp Energia  120,194 2,106
Jeronimo Martins  112,008 2,375
Total Portugal (Cost $3,142) 4,481
SAUDI ARABIA 0.9%
Common Stocks 0.9%
Saudi National Bank  222,531 2,121
Total Saudi Arabia (Cost $2,057) 2,121
SINGAPORE 0.7%
Common Stocks 0.7%
Sea, ADR (USD) (1) 13,563 1,770
Total Singapore (Cost $552) 1,770
SOUTH KOREA 1.1%
Common Stocks 1.1%
Samsung Electronics  64,768 2,568
Total South Korea (Cost $1,520) 2,568
SPAIN 0.8%
Common Stocks 0.8%
Amadeus IT Group, Class A  23,680 1,813
Total Spain (Cost $1,029) 1,813
SWEDEN 2.5%
Common Stocks 2.5%
Assa Abloy, Class B  62,709 1,883
Essity, Class B (4) 138,518 3,935
Total Sweden (Cost $4,427) 5,818
SWITZERLAND 5.7%
Common Stocks 5.7%
Alcon  26,764 2,539
Cie Financiere Richemont, Class A  16,605 2,899

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
Julius Baer Group  35,869 2,486
Nestle  22,223 2,246
Partners Group Holding  1,474 2,098
Sonova Holding  3,725 1,088
Total Switzerland (Cost $8,388) 13,356
TAIWAN 5.6%
Common Stocks 5.6%
Accton Technology  33,000 584
Taiwan Semiconductor
Manufacturing  447,000 12,589
Total Taiwan (Cost $1,812) 13,173
UNITED KINGDOM 7.8%
Common Stocks 7.8%
AstraZeneca, ADR (USD)  43,090 3,167
Bridgepoint Group  259,892 1,081
Experian  26,404 1,223
Hiscox  125,663 1,914
London Stock Exchange Group  10,060 1,494
Prudential  241,749 2,609
RELX  44,260 2,223
Segro  158,517 1,418
Smith & Nephew  84,778 1,192
Unilever (EUR)  32,369 1,929
18,250
Convertible Preferred
Stocks 0.0%
Yulife Holdings, Series C,
Acquisition Date: 10/11/22,
Cost $103 (1)(2)(3) 5,222 82
82
Total United Kingdom (Cost
$14,713) 18,332
UNITED STATES 2.1%
Common Stocks 2.1%
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $470 (1)(2)(3) 276 523
Coupang (1) 43,287 949
Mastercard, Class A  1,786 979
Waste Connections  12,056 2,353
4,804
Convertible Preferred
Stocks 0.0%
Canva, Series A, Acquisition Date:
11/4/21, Cost $27 (1)(2)(3) 16 30
30
Total United States (Cost $2,806) 4,834
Shares $ Value
(Cost and value in $000s)
VIETNAM 0.6%
Common Stocks 0.6%
Asia Commercial Bank  674,900 716
FPT  128,700 612
Total Vietnam (Cost $1,387) 1,328
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve
Fund, 4.39% (5)(6) 4,153,782 4,154
Total Short-Term Investments
(Cost $4,154) 4,154
SECURITIES LENDING COLLATERAL 3.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH
JPMORGAN CHASE BANK 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve
Fund, 4.39% (5)(6) 7,431,961 7,432
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 7,432
Total Securities Lending
Collateral (Cost $7,432) 7,432
Total Investments in
Securities  103.1%
(Cost $174,394) $ 241,358
Other Assets Less Liabilities
(3.1)% (7,370)
Net Assets 100.0% $ 233,988

T. ROWE PRICE International Stock Portfolio

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,135 and represents 0.9% of net assets.
(4) All or a portion of this security is on loan at March 31, 2025.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
OTC Over-the-counter
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs Julius Baer Group, Call, 4/17/25 @ 68.00 (CHF) 34 206 (1)
Morgan Stanley KE Holdings, Call, 6/20/25 @ $27.00 53 106 (2)
Morgan Stanley KE Holdings, Call, 6/20/25 @ $28.00 53 106 (3)
Total Options Written (Premiums $(25)) $ (6)

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.39% $ — $ — $ 23++
Totals $ —# $ — $ 23+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government Reserve Fund, 4.39% $ 4,260  ¤  ¤ $ 11,586
Total $ 11,586^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $23 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,586.

T. Rowe Price International Stock Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price International Stock Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. Rowe Price International Stock Portfolio

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 38,522 $ 189,115 $ 523 $ 228,160
Convertible Preferred Stocks — — 1,612 1,612
Short-Term Investments 4,154 — — 4,154
Securities Lending Collateral 7,432 — — 7,432
Total $ 50,108 $ 189,115 $ 2,135 $ 241,358
Liabilities
Options Written $ — $ 6 $ — $ 6

T. Rowe Price International Stock Portfolio

significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E301-054Q1 03/25